FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Contingently redeemable preferred stock	$ 0		$ 82,000,000
Fair value of financial instruments, debt instrument, unamortized amount	21,000,000		17,000,000
Fair value of financial instruments, capital Lease obligations	310,000,000		195,000,000
Fair value of financial instruments, commercial paper	0		200,000,000
Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument Carrying Amount	325,000,000		335,000,000
Level 3 | Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument Carrying Amount	325,000,000		335,000,000
Parent Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	(9,000,000)		(9,000,000)
San Diego Gas and Electric Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Contingently redeemable preferred stock	0		82,000,000
Fair value of financial instruments, debt instrument, unamortized amount	11,000,000		11,000,000
Fair value of financial instruments, capital Lease obligations	234,000,000		179,000,000
Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	8,000,000		4,000,000
Fair value of financial instruments, capital Lease obligations	1,000,000		2,000,000
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	12,347,000,000	[1],[2]	12,022,000,000	[1],[2]
Fair value of financial instruments, Preferred stock of subsidiaries	20,000,000		20,000,000
Carrying Amount | San Diego Gas and Electric Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,461,000,000	[1],[3]	4,386,000,000	[1],[3]
Carrying Amount | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,913,000,000	[4]	1,413,000,000	[4]
Fair value of financial instruments, Preferred stock	22,000,000		22,000,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	13,699,000,000	[1],[2]	12,676,000,000	[1],[2]
Fair value of financial instruments, Preferred stock of subsidiaries	23,000,000		20,000,000
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	0	[1],[2]	0	[1],[2]
Fair value of financial instruments, Preferred stock of subsidiaries	0		0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	12,782,000,000	[1],[2]	11,925,000,000	[1],[2]
Fair value of financial instruments, Preferred stock of subsidiaries	23,000,000		20,000,000
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	917,000,000	[1],[2]	751,000,000	[1],[2]
Fair value of financial instruments, Preferred stock of subsidiaries	0		0
Fair Value | San Diego Gas and Electric Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,988,000,000	[1],[3]	4,561,000,000	[1],[3]
Fair Value | San Diego Gas and Electric Company [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	0	[1],[3]	0	[1],[3]
Fair Value | San Diego Gas and Electric Company [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,563,000,000	[1],[3]	4,226,000,000	[1],[3]
Fair Value | San Diego Gas and Electric Company [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	425,000,000	[1],[3]	335,000,000	[1],[3]
Fair Value | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	2,124,000,000	[4]	1,469,000,000	[4]
Fair value of financial instruments, Preferred stock	25,000,000		22,000,000
Fair Value | Southern California Gas Company [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	0	[4]	0	[4]
Fair value of financial instruments, Preferred stock	0		0
Fair Value | Southern California Gas Company [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	2,124,000,000	[4]	1,469,000,000	[4]
Fair value of financial instruments, Preferred stock	25,000,000		22,000,000
Fair Value | Southern California Gas Company [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	0	[4]	0	[4]
Fair value of financial instruments, Preferred stock	$ 0		$ 0

[1]	Level 3 instruments include $325 million and $335 million at December 31, 2014 and 2013, respectively, related to Otay Mesa VIE.
[2]
Before reductions for unamortized discount (net of premium) of $21 million and $17 million at December 31, 2014 and 2013, respectively, and excluding build-to-suit and capital leases of $310 million and $195 million at December 31, 2014 and 2013, respectively, and commercial paper classified as long-term debt of $200 million at December 31, 2013. We discuss our long-term debt in Note 5.

[3]	Before reductions for unamortized discount of $11 million at December 31, 2014 and 2013, and excluding capital leases of $234 million and $179 million at December 31, 2014 and 2013, respectively.
[4]
Before reductions for unamortized discount of $8 million and $4 million at December 31, 2014 and 2013, respectively, and excluding capital leases of $1 million and $2 million at December 31, 2014 and 2013, respectively.